Property, plant and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	¥ 76,316
Charge for the year	(389,871)	¥ (265,019)	¥ (268,669)
Balance, at end of the period	419,894	76,316
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	198,589	200,171
Additions	409,477	33,016
Acquisitions through business combination	10,290	1,539
Disposals	(25,966)	(21,587)
Exchange adjustments	3,763	(14,550)
Balance, at end of the period	596,153	198,589	200,171
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(84,066)	(66,828)
Charge for the year	(58,865)	(30,507)
Written back on disposals	11,256	8,526
Exchange adjustments	1,246	(4,743)
Balance, at end of the period	(132,921)	(84,066)	(66,828)
Loss allowance
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(38,207)	(45,281)
Addition	(13,062)		(2,941)
Written back on disposals	8,767	6,179
Exchange adjustments	(836)		(3,836)
Balance, at end of the period	(43,338)	(38,207)	(45,281)
Apartments
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	0
Balance, at end of the period	235,101	0
Apartments | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions	242,639
Balance, at end of the period	242,639
Apartments | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Charge for the year	(7,538)
Written back on disposals	0
Balance, at end of the period	(7,538)
Apartments | Loss allowance
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustments	0
Balance, at end of the period	0
Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	34,510
Balance, at end of the period	73,388	34,510
Leasehold Improvements | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	111,949	111,279
Additions	67,160	12,484
Acquisitions through business combination		413
Disposals	(15,389)	(1,392)
Exchange adjustments	4,400	(10,835)
Balance, at end of the period	168,120	111,949	111,279
Leasehold Improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(41,007)	(33,195)
Charge for the year	(17,840)	(11,097)
Written back on disposals	4,541	395
Exchange adjustments	1,710	(2,890)
Balance, at end of the period	(56,016)	(41,007)	(33,195)
Leasehold Improvements | Loss allowance
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(36,432)	(38,162)
Addition	(8,880)		(1,742)
Written back on disposals	7,536
Exchange adjustments	(940)		(3,472)
Balance, at end of the period	(38,716)	(36,432)	(38,162)
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	18,805
Balance, at end of the period	25,586	18,805
Office equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	37,431	30,642
Additions	16,779	11,710
Acquisitions through business combination	14	7
Disposals	(3,183)	(3,675)
Exchange adjustments	2	(1,253)
Balance, at end of the period	51,043	37,431	30,642
Office equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(18,626)	(12,728)
Charge for the year	(7,144)	(7,538)
Written back on disposals	1,672	3,026
Exchange adjustments	(63)	1,386
Balance, at end of the period	(24,035)	(18,626)	(12,728)
Office equipment | Loss allowance
Disclosure of detailed information about property, plant and equipment [line items]
Addition	(1,380)
Exchange adjustments	(42)
Balance, at end of the period	(1,422)
Store operating equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	21,771
Balance, at end of the period	16,940	21,771
Store operating equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	46,469	55,315
Additions	7,628	8,822
Acquisitions through business combination		215
Disposals	(6,670)	(15,508)
Exchange adjustments	(636)	(2,375)
Balance, at end of the period	46,791	46,469	55,315
Store operating equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(22,923)	(19,835)
Charge for the year	(8,647)	(11,303)
Written back on disposals	4,524	5,028
Exchange adjustments	(395)	(3,187)
Balance, at end of the period	(26,651)	(22,923)	(19,835)
Store operating equipment | Loss allowance
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(1,775)	(7,119)
Addition	(2,802)		(1,199)
Written back on disposals	1,231	6,179
Exchange adjustments	146		(364)
Balance, at end of the period	(3,200)	(1,775)	(7,119)
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	1,230
Balance, at end of the period	891	1,230
Motor vehicles | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	2,740	2,935
Additions	232
Acquisitions through business combination		904
Disposals	(622)	(1,012)
Exchange adjustments	(3)	(87)
Balance, at end of the period	2,347	2,740	2,935
Motor vehicles | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(1,510)	(1,070)
Charge for the year	(452)	(569)
Written back on disposals	500	77
Exchange adjustments	(6)	(52)
Balance, at end of the period	(1,456)	(1,510)	¥ (1,070)
Motor vehicles | Loss allowance
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustments	0
Balance, at end of the period	0
Moulds
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	0
Balance, at end of the period	9,184	0
Moulds | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions	26,511
Disposals	(102)
Balance, at end of the period	26,409
Moulds | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Charge for the year	(17,244)
Written back on disposals	19
Balance, at end of the period	(17,225)
Moulds | Loss allowance
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustments	0
Balance, at end of the period	0
Construction projects
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	0
Balance, at end of the period	58,804	¥ 0
Construction projects | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions	48,528
Acquisitions through business combination	10,276
Balance, at end of the period	58,804
Construction projects | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Written back on disposals	0
Balance, at end of the period	0
Construction projects | Loss allowance
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustments	0
Balance, at end of the period	¥ 0